Investment Strategy - WisdomTree International Adaptive Moving Average Fund	Mar. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to international equity securities and U.S. Treasury bills that adapts, on a daily basis, to rising and falling trends in the international equity market. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Core Equity Index Committee (the “Index Committee”).

The Index consists of the equity constituents of the WisdomTree International LargeCap Index, U.S. Treasury bills, and other instruments that in combination have economic characteristics similar or equivalent to those securities. The WisdomTree International LargeCap Index is a market-capitalization weighted index composed of equity securities of international large-capitalization companies. To be eligible for inclusion in the WisdomTree International LargeCap Index, a company must conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following developed countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Israel, Japan, Australia, Hong Kong, and Singapore. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index seeks to adapt to rising and falling trends in the international equity market by allocating its weightings among international equity securities or U.S. Treasury bills as indicated by a price trend signal developed by WisdomTree. This signal determines the Index’s constituent allocation by applying a “moving average crossover” analysis to the total returns of the WisdomTree International LargeCap Index, which generates a ratio comparing the WisdomTree International LargeCap Index’s closing price on a given day with its average closing price over the last 200 days. Where the ratio is above 1.01 for two consecutive trading days, the Index allocates 100% of its weight to the WisdomTree International LargeCap Index. The constituents of the WisdomTree International LargeCap Index included in the Index are market capitalization weighted. Where the ratio is at or below 1.01 for two consecutive trading days, the Index allocates 100% of its weight to U.S. Treasury bills. Once 100% of the Index’s weight is allocated to the WisdomTree International LargeCap Index, that allocation will be maintained as long as the ratio remains above 1.01. Similarly, once 100% of the Index’s weight is allocated to U.S. Treasury bills, that allocation will be maintained as long as the ratio remains at or below 1.01. The moving average crossover ratio is calculated on each business day, with the Index changing its allocation (i.e., reconstituting the Index) to the WisdomTree International LargeCap Index or U.S. Treasury bills, as needed in response to the ratio.

To enhance responsiveness during market downturns, the Index incorporates a breadth overlay. This measure captures the percentage of WisdomTree International LargeCap Index constituents that are trading above their respective 200-day average closing price. When 100% of the Index weight is allocated to U.S. Treasury bills and more than 15% of the constituents of the WisdomTree International LargeCap Index trade above their respective 200-day average closing price, the Index reallocates 100% of its weight to the WisdomTree International LargeCap Index. If the market price of the WisdomTree International LargeCap Index drops by more than 5% since the Index’s allocation to the WisdomTree International LargeCap Index, a stop-loss mechanism is applied, which causes the Index to allocate to 100% of its weight to U.S. Treasury bills at market close on the day following the day on which the stop-loss threshold is breached.

Under normal circumstances, the Fund invests in a combination of investments that provide direct and indirect exposure to international equity securities and U.S. Treasury bills. The Fund may invest in futures to achieve its exposure to some or all of the constituents of the Index. For example, the Fund may determine to invest up to 100% of its assets in futures that provide short exposure to equities when the Index allocates 100% of its weight to U.S. Treasury bills to hedge exposure to the International equity market. To achieve its investment objective, the Fund also may invest in, among other investments, exchange-traded funds (“ETFs”), and in U.S. government securities, money market funds, and cash and cash equivalents, to serve as collateral or margin for the Fund’s investments in derivatives investments. The Fund expects to engage in active and frequent trading of its portfolio securities.

The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Industrials and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in Japan and the United Kingdom are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Industrials and Financials Sectors.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in Japan and the United Kingdom are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).